UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                    -----------

                             The Gabelli Asset Fund
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS -- 97.5%
             AEROSPACE -- 0.6%
     70,000  Boeing Co. .....................$    4,092,200
     15,300  Herley Industries Inc.+ ........       261,783
     40,000  Lockheed Martin Corp. ..........     2,442,400
     89,500  Northrop Grumman Corp. .........     4,831,210
     20,000  United Defense Industries Inc. .     1,468,400
                                             --------------
                                                 13,095,993
                                             --------------
             AGRICULTURE -- 1.0%
    790,000  Archer-Daniels-Midland Co. .....    19,418,200
     15,000  Delta & Pine Land Co. ..........       405,000
     40,529  Monsanto Co. ...................     2,614,121
     10,000  Mosaic Co.+ ....................       170,600
      1,000  Potash Corp. of
              Saskatchewan Inc. .............        87,510
                                             --------------
                                                 22,695,431
                                             --------------
             AUTOMOTIVE -- 1.0%
    510,000  Navistar International Corp.+ ..    18,564,000
     45,000  PACCAR Inc. ....................     3,257,550
     27,000  Volkswagen AG ..................     1,285,198
                                             --------------
                                                 23,106,748
                                             --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.4%
    110,000  BorgWarner Inc. ................     5,354,800
    122,000  CLARCOR Inc. ...................     6,339,120
    560,000  Dana Corp. .....................     7,162,400
    210,000  Federal-Mogul Corp.+ ...........        71,400
    500,000  Genuine Parts Co. ..............    21,745,000
    202,000  Johnson Controls Inc. ..........    11,263,520
    170,000  Midas Inc.+ ....................     3,881,100
    300,000  Modine Manufacturing Co. .......     8,799,000
    240,000  Scheib (Earl) Inc.+ ............       786,000
    205,000  Standard Motor Products Inc. ...     2,398,500
     65,000  Superior Industries
              International Inc. ............     1,716,650
    270,000  Tenneco Automotive Inc.+ .......     3,364,200
    100,000  TransPro Inc.+ .................       650,000
     82,000  TRW Automotive Holdings Corp.+ .     1,593,260
                                             --------------
                                                 75,124,950
                                             --------------
             AVIATION: PARTS AND SERVICES -- 2.5%
     75,000  Aviall Inc.+ ...................     2,100,000
    213,000  Curtiss-Wright Corp. ...........    12,141,000
     67,000  Curtiss-Wright Corp., Cl. B ....     3,778,800
    230,000  Fairchild Corp., Cl. A+ ........       713,000
    610,000  GenCorp Inc. ...................    12,200,000
    110,000  Kaman Corp., Cl. A .............     1,369,500
    170,000  Precision Castparts Corp. ......    13,091,700
    109,000  Sequa Corp., Cl. A+ ............     5,651,650
    105,000  Sequa Corp., Cl. B+ ............     5,512,500
                                             --------------
                                                 56,558,150
                                             --------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             BROADCASTING -- 1.0%
     10,000  Cogeco Inc. ....................$      192,196
     20,000  Corus Entertainment Inc., Cl. B        483,591
     80,000  Fisher Communications Inc.+ ....     4,136,800
    166,000  Granite Broadcasting Corp.+ ....        49,800
    310,000  Gray Television Inc. ...........     4,485,700
     10,000  Gray Television Inc., Cl. A ....       130,750
    170,000  Liberty Corp. ..................     6,893,500
    150,000  Lin TV Corp., Cl. A+ ...........     2,539,500
     70,000  Paxson Communications Corp.+ ...        48,300
    400,000  Television Broadcasts Ltd. .....     2,015,527
    240,000  Young Broadcasting Inc., Cl. A+      2,073,600
                                             --------------
                                                 23,049,264
                                             --------------
             BUSINESS SERVICES -- 1.0%
    470,000  Cendant Corp. ..................     9,653,800
     45,000  ChoicePoint Inc.+ ..............     1,804,950
    200,000  Ecolab Inc. ....................     6,610,000
     10,000  Imation Corp. ..................       347,500
     65,000  Landauer Inc. ..................     3,090,100
    119,000  Nashua Corp.+ ..................     1,035,300
                                             --------------
                                                 22,541,650
                                             --------------
             CABLE AND SATELLITE -- 4.3%
  2,010,000  Cablevision Systems Corp.,
              Cl. A+ ........................    56,380,500
     20,000  Charter Communications Inc.,
              Cl. A+ ........................        32,000
    285,000  Comcast Corp., Cl. A+ ..........     9,627,300
     40,000  Comcast Corp., Cl. A, Special+ .     1,336,000
    275,000  DIRECTV Group Inc.+ ............     3,965,500
     85,000  EchoStar Communications Corp.,
              Cl. A .........................     2,486,250
    285,000  Liberty Media International Inc.,
              Cl. A+ ........................    12,465,900
     60,000  Shaw Communications Inc.,
              Cl. B .........................     1,217,161
     80,000 Shaw Communications Inc., Cl. B
              Non-Voting ....................     1,630,400
    605,000  UnitedGlobalCom Inc., Cl. A+ ...     5,723,300
                                             --------------
                                                 94,864,311
                                             --------------
             CLOSED-END FUNDS -- 0.1%
     80,001  Royce Value Trust Inc. .........     1,518,419
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
    400,000  Agere Systems Inc., Cl. B+ .....       568,000
    110,000  Andrew Corp.+ ..................     1,288,100
    600,000  Corning Inc.+ ..................     6,678,000
    800,000  Lucent Technologies Inc.+ ......     2,200,000
    300,000  Motorola Inc. ..................     4,491,000
    235,000  Nortel Networks Corp.+ .........       641,550
    400,000  Thomas & Betts Corp.+ ..........    12,920,000
                                             --------------
                                                 28,786,650
                                             --------------
             COMPUTER HARDWARE -- 0.0%
     35,000  Maxtor Corp.+ ..................       186,200
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------

             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
     10,000  Computer Associates
              International Inc. ............$      271,000
     48,000  Jupitermedia Corp.+ ............       744,480
     26,026  Telecom Italia Media SpA+ ......        14,541
     55,000  Yahoo! Inc.+ ...................     1,864,500
                                             --------------
                                                  2,894,521
                                             --------------
             CONSUMER PRODUCTS -- 5.4%
     40,500  Alberto-Culver Co. .............     1,938,330
     12,000  Altria Group Inc. ..............       784,680
     11,000  Christian Dior SA ..............       802,082
    285,000  Church & Dwight Co. Inc. .......    10,108,950
     30,000  Clorox Co. .....................     1,889,700
      2,000  Colgate-Palmolive Co. ..........       104,340
     60,000  Department 56 Inc.+ ............     1,047,600
     40,000  Eastman Kodak Co. ..............     1,302,000
    295,000  Energizer Holdings Inc.+ .......    17,641,000
    110,000  Fortune Brands Inc. ............     8,869,300
    290,000  Gallaher Group plc, ADR ........    16,527,100
    240,000  Gillette Co. ...................    12,115,200
      3,000  Givaudan SA ....................     1,926,341
     38,000  Harley-Davidson Inc. ...........     2,194,880
    150,000  Mattel Inc. ....................     3,202,500
     50,000  Maytag Corp. ...................       698,500
     60,000  National Presto Industries Inc.      2,418,000
    370,000  Procter & Gamble Co. ...........    19,610,000
     10,000  Reckitt Benckiser plc ..........       317,856
  1,000,000  Swedish Match AB ...............    12,233,237
     10,000  Syratech Corp.+ ................           650
    210,000  Wolverine World Wide Inc. ......     4,500,300
                                             --------------
                                                120,232,546
                                             --------------
             CONSUMER SERVICES -- 1.2%
      1,600  eBay Inc.+ .....................        59,616
    830,000  IAC/InterActiveCorp+ ...........    18,484,100
    447,975  Rollins Inc. ...................     8,332,335
                                             --------------
                                                 26,876,051
                                             --------------
             DIVERSIFIED INDUSTRIAL -- 5.6%
    144,000  Acuity Brands Inc. .............     3,888,000
      5,000  Anixter International Inc.+ ....       180,750
    220,000  Cooper Industries Ltd., Cl. A ..    15,734,400
    425,000  Crane Co. ......................    12,235,750
     75,000  Gardner Denver Inc.+ ...........     2,963,250
    253,500  GATX Corp. .....................     8,413,665
    240,000  Greif Inc., Cl. A ..............    16,723,200
     30,000  Harbor Global Co. Ltd.+ ........       267,750
    425,000  Honeywell International Inc. ...    15,814,250
    300,000  ITT Industries Inc. ............    27,072,000
    150,000  Katy Industries Inc.+ ..........       570,000
    320,000  Lamson & Sessions Co.+ .........     3,184,000
     40,000  MagneTek Inc.+ .................       213,200
    247,500  Myers Industries Inc. ..........     3,492,225

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
     51,000  Pentair Inc. ...................$    1,989,000
     80,000  Smiths Group plc ...............     1,287,298
    165,000  Thomas Industries Inc. .........     6,540,600
     75,000  Trinity Industries Inc. ........     2,112,750
     38,000  Tyco International Ltd. ........     1,284,400
                                             --------------
                                                123,966,488
                                             --------------
             ELECTRONICS -- 1.0%
      3,000  Hitachi Ltd., ADR ..............       186,390
     13,000  Kyocera Corp., ADR .............       928,720
     25,000  Molex Inc., Cl. A ..............       590,000
     46,000  Samsung Electronics Co.
              Ltd., GDR (a) .................    11,369,769
    110,000  Sony Corp., ADR ................     4,402,200
    205,000  Texas Instruments Inc. .........     5,225,450
                                             --------------
                                                 22,702,529
                                             --------------
             ENERGY AND UTILITIES -- 7.0%
    110,000  AES Corp.+ .....................     1,801,800
     48,000  AGL Resources Inc. .............     1,676,640
    150,000  Allegheny Energy Inc.+ .........     3,099,000
    250,000  BP plc, ADR ....................    15,600,000
    250,000  Burlington Resources Inc. ......    12,517,500
     25,000  CH Energy Group Inc. ...........     1,142,500
    330,000  ChevronTexaco Corp. ............    19,242,300
    100,000  ConocoPhillips .................    10,784,000
     20,000  Constellation Energy Group .....     1,034,000
    124,000  Devon Energy Corp. .............     5,921,000
     70,000  DPL Inc. .......................     1,750,000
     20,000  DTE Energy Co. .................       909,600
    300,000  Duke Energy Corp. ..............     8,403,000
    110,000  Duquesne Light Holdings Inc. ...     1,971,200
     30,000  Edison International ...........     1,041,600
    250,000  El Paso Corp. ..................     2,645,000
    285,000  El Paso Electric Co.+ ..........     5,415,000
    150,000  Energy East Corp. ..............     3,933,000
    110,000  EOG Resources Inc. .............     5,361,400
    340,000  Exxon Mobil Corp. ..............    20,264,000
     14,000  FPL Group Inc. .................       562,100
     40,625  GlobalSantaFe Corp. ............     1,504,750
     10,000  Halliburton Co. ................       432,500
    100,000  Kerr-McGee Corp. ...............     7,833,000
    170,000  Mirant Corp.+ ..................        48,450
     22,086  NiSource Inc. ..................       503,340
    190,000  Northeast Utilities ............     3,661,300
        200  PetroChina Co. Ltd., ADR .......        12,644
    100,000  Progress Energy Inc., CVO+ .....        13,000
     20,000  Royal Dutch Petroleum Co. ......     1,200,800
     66,000  SJW Corp. ......................     2,318,580
    310,000  Southwest Gas Corp. ............     7,489,600
     50,000  TXU Corp. ......................     3,981,500
     10,000  UIL Holdings Corp. .............       506,500
      4,000  Unocal Corp. ...................       246,760
                                             --------------
                                                154,827,364
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 7.0%
     19,406  EMI Group plc ..................$       86,639
    195,000  EMI Group plc, ADR .............     1,741,038
    200,000  GC Companies Inc.+ (b) .........       172,000
    600,000  Gemstar-TV Guide
              International Inc.+ ...........     2,610,000
    165,000  Grupo Televisa SA, ADR .........     9,702,000
  4,650,000  Liberty Media Corp., Cl. A+ ....    48,220,500
     80,000  Metro-Goldwyn-Mayer Inc.+ ......       956,000
     20,000  Regal Entertainment Group, Cl. A       420,600
    220,000  Six Flags Inc.+ ................       906,400
    610,000  The Walt Disney Co. ............    17,525,300
  1,500,000  Time Warner Inc.+ ..............    26,325,000
    835,000  Viacom Inc., Cl. A .............    29,258,400
    540,000  Vivendi Universal SA, ADR+ .....    16,524,000
     60,000  World Wrestling
              Entertainment Inc. ............       720,000
                                             --------------
                                                155,167,877
                                             --------------
             ENVIRONMENTAL SERVICES -- 1.1%
    310,000  Allied Waste Industries Inc.+ ..     2,266,100
    300,000  Republic Services Inc. .........    10,044,000
    450,000  Waste Management Inc. ..........    12,982,500
                                             --------------
                                                 25,292,600
                                             --------------
             EQUIPMENT AND SUPPLIES -- 4.7%
    515,000  AMETEK Inc. ....................    20,728,750
      3,000  Amphenol Corp., Cl. A ..........       111,120
    105,000  CIRCOR International Inc. ......     2,588,250
    175,000  Crown Holdings Inc.+ ...........     2,723,000
    155,000  CTS Corp. ......................     2,015,000
      4,000  Danaher Corp. ..................       213,640
    404,000  Donaldson Co. Inc. .............    13,041,120
    320,000  Fedders Corp. ..................       889,600
    415,000  Flowserve Corp.+ ...............    10,736,050
    179,800  Gerber Scientific Inc.+ ........     1,308,944
    195,000  GrafTech International Ltd.+ ...     1,109,550
    560,000  IDEX Corp. .....................    22,596,000
      2,000  Imagistics International Inc.+ .        69,860
     12,000  Ingersoll-Rand Co. Ltd., Cl. A .       955,800
    320,000  Interpump Group SpA ............     1,700,738
    100,000  Lufkin Industries Inc. .........     4,829,000
     18,000  Manitowoc Co. Inc. .............       727,020
     35,900  Met-Pro Corp. ..................       491,830
     10,000  Sealed Air Corp.+ ..............       519,400
     30,000  Valmont Industries Inc. ........       669,600
    435,000  Watts Water Technologies Inc.,
              Cl. A .........................    14,185,350
    120,000  Weir Group plc .................       727,932
                                             --------------
                                                102,937,554
                                             --------------
             FINANCIAL SERVICES -- 4.9%
     15,300  Alleghany Corp.+ ...............     4,238,100
      2,000  Allstate Corp. .................       108,120
    400,000  American Express Co. ...........    20,548,000
     55,000  Argonaut Group Inc.+ ...........     1,167,100

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
     15,000  Bank of America Corp. ..........$      661,500
     59,000  Bank of New York Co. Inc. ......     1,713,950
        220  Berkshire Hathaway Inc., Cl. A+     19,140,000
     49,000  BKF Capital Group Inc. .........     1,960,490
      7,500  Calamos Asset Management Inc.,
              Cl. A .........................       201,900
     85,000  Citigroup Inc. .................     3,819,900
     35,000  Commerzbank AG+ ................       759,499
    110,000  Commerzbank AG, ADR+ ...........     2,391,741
    155,000  Deutsche Bank AG, ADR ..........    13,361,000
     30,000  H&R Block Inc. .................     1,517,400
     26,400  JPMorgan Chase & Co. ...........       913,440
      6,000  Lehman Brothers Holdings Inc. ..       564,960
     42,000  Leucadia National Corp. ........     1,442,700
    120,000  Mellon Financial Corp. .........     3,424,800
     23,000  Merrill Lynch & Co. Inc. .......     1,301,800
     38,000  Metris Companies Inc.+ .........       440,420
    385,000  Midland Co. ....................    12,131,350
    150,000  Phoenix Companies Inc. .........     1,917,000
     30,000  PNC Financial Services
              Group Inc. ....................     1,544,400
      2,500  Prudential Financial Inc. ......       143,500
     50,000  St. Paul Travelers
              Companies Inc. ................     1,836,500
     85,000  State Street Corp. .............     3,716,200
     20,000  SunTrust Banks Inc. ............     1,441,400
     30,000  T. Rowe Price Group Inc. .......     1,781,400
     20,000  Unitrin Inc. ...................       908,000
      8,500  Value Line Inc. ................       331,500
    115,000  Waddell & Reed
              Financial Inc., Cl. A .........     2,270,100
                                             --------------
                                                107,698,170
                                             --------------
             FOOD AND BEVERAGE -- 9.0%
    100,000  Allied Domecq plc, ADR .........     4,067,000
    345,000  Brown-Forman Corp., Cl. A ......    18,992,250
     50,000  Cadbury Schweppes plc, ADR .....     2,035,000
    125,000  Campbell Soup Co. ..............     3,627,500
    105,000  Coca-Cola Co. ..................     4,375,350
     20,000  Coca-Cola Enterprises Inc. .....       410,400
     11,000  Coca-Cola Hellenic
              Bottling Co. SA ...............       275,550
    450,000  Corn Products International Inc.    11,695,500
    240,000  Del Monte Foods Co.+ ...........     2,604,000
    318,000  Diageo plc, ADR ................    18,094,200
     70,000  Farmer Brothers Co. ............     1,676,500
    270,000  Flowers Foods Inc. .............     7,616,700
    320,000  General Mills Inc. .............    15,728,000
     70,000  Groupe Danone ..................     6,964,339
  1,267,800  Grupo Bimbo SA de CV, Cl. A ....     3,395,554
     10,000  Hain Celestial Group Inc.+ .....       186,400
    200,000  Heinz (H.J.) Co. ...............     7,368,000
     65,000  Hershey Foods Corp. ............     3,929,900
    195,000  Kellogg Co. ....................     8,437,650
     95,000  Kerry Group plc, Cl. A .........     2,288,009
     33,000  LVMH Moet Hennessy
              Louis Vuitton SA ..............     2,468,273
      9,000  Nestle SA ......................     2,462,481
    960,000  PepsiAmericas Inc. .............    21,753,600

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
    355,000  PepsiCo Inc. ...................$   18,825,650
    155,000  Ralcorp Holdings Inc. ..........     7,339,250
     20,000  Smucker (J.M.) Co. .............     1,006,000
    153,512  Tootsie Roll Industries Inc. ...     4,605,367
    255,000  Wrigley (Wm.) Jr. Co. ..........    16,720,350
                                             --------------
                                                198,948,773
                                             --------------
             HEALTH CARE -- 3.2%
     15,000  Accredo Health Inc.+ ...........       666,150
     44,000  Amgen Inc.+ ....................     2,561,240
      3,000  ArthroCare Corp.+ ..............        85,500
     44,000  Biogen Idec Inc.+ ..............     1,518,440
      4,000  Biomet Inc. ....................       145,200
    165,000  Bristol-Myers Squibb Co. .......     4,200,900
     50,000  Chemed Corp. ...................     3,824,000
     40,000  Chiron Corp.+ ..................     1,402,400
      1,000  CONMED Corp.+ ..................        30,120
      5,500  DENTSPLY International Inc. ....       299,255
     77,000  Eli Lilly & Co. ................     4,011,700
     27,100  Exactech Inc.+ .................       459,887
     40,000  Henry Schein Inc.+ .............     1,433,600
     57,000  INAMED Corp.+ ..................     3,983,160
      1,000  Integra LifeSciences Holdings+ .        35,220
     22,900  Inverness Medical
              Innovations Inc.+ .............       538,150
     50,000  Invitrogen Corp.+ ..............     3,460,000
     70,000  Johnson & Johnson ..............     4,701,200
    118,000  Medco Health Solutions Inc.+ ...     5,849,260
    155,000  Merck & Co. Inc. ...............     5,017,350
      2,000  Nobel Biocare Holding AG .......       420,969
     15,000  Orthofix International NV+ .....       587,250
      4,000  OrthoLogic Corp.+ ..............        20,240
     32,000  Patterson Companies Inc.+ ......     1,598,400
    440,000  Pfizer Inc. ....................    11,558,800
    135,000  Schering-Plough Corp. ..........     2,450,250
      2,000  Stryker Corp. ..................        89,220
    150,000  Sybron Dental Specialties Inc.+      5,385,000
     30,000  Thoratec Corp.+ ................       366,600
     33,100  William Demant Holding A/S+ ....     1,652,898
     70,000  Women First HealthCare Inc.+ ...            70
      1,000  Wright Medical Group Inc.+ .....        24,000
     55,000  Wyeth ..........................     2,319,900
      1,000  Young Innovations Inc. .........        36,650
                                             --------------
                                                 70,732,979
                                             --------------
             HOTELS AND GAMING -- 3.1%
    105,000  Aztar Corp.+ ...................     2,998,800
    160,000  Caesars Entertainment Inc.+ ....     3,166,400
    365,000  Gaylord Entertainment Co.+ .....    14,746,000
     80,000  GTECH Holdings Corp. ...........     1,882,400
     10,000  Harrah's Entertainment Inc. ....       645,800
  2,832,300  Hilton Group plc ...............    16,110,549

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
    690,000  Hilton Hotels Corp. ............$   15,421,500
     21,500  Kerzner International Ltd.+ ....     1,316,445
     60,000  Mandalay Resort Group ..........     4,229,400
     25,000  MGM Mirage+ ....................     1,770,500
     90,000  Starwood Hotels &
              Resorts Worldwide Inc. ........     5,402,700
                                             --------------
                                                 67,690,494
                                             --------------
             MACHINERY -- 1.5%
     70,000  Caterpillar Inc. ...............     6,400,800
    400,000  Deere & Co. ....................    26,852,000
                                             --------------
                                                 33,252,800
                                             --------------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 0.3%
     79,300  Cavalier Homes Inc.+ ...........       425,841
     32,200  Cavco Industries Inc.+ .........       778,628
    100,000  Champion Enterprises Inc.+ .....       940,000
     15,000  Coachmen Industries Inc. .......       204,000
    120,000  Fleetwood Enterprises Inc.+ ....     1,044,000
     80,111  Huttig Building Products Inc.+ .       875,613
     12,500  Nobility Homes Inc. ............       261,250
     20,000  Palm Harbor Homes Inc.+ ........       325,200
     55,500  Skyline Corp. ..................     2,136,195
     11,000  Southern Energy Homes Inc.+ ....        60,500
                                             --------------
                                                  7,051,227
                                             --------------
             METALS AND MINING -- 1.5%
     45,000  Alcoa Inc. .....................     1,367,550
    255,000  Barrick Gold Corp. .............     6,109,800
     12,525  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ..............       496,115
     30,000  Ivanhoe Mines Ltd.+ ............       224,100
     50,000  Kinross Gold Corp.+ ............       300,000
    515,000  Newmont Mining Corp. ...........    21,758,750
    170,000  Placer Dome Inc. ...............     2,757,400
                                             --------------
                                                 33,013,715
                                             --------------
             PUBLISHING -- 8.4%
    225,000  Belo Corp., Cl. A ..............     5,431,500
     22,000  Dow Jones & Co. Inc. ...........       822,140
     30,000  EMAP plc .......................       470,548
     38,000  Lee Enterprises Inc. ...........     1,649,200
     60,000  McClatchy Co., Cl. A ...........     4,449,600
    140,000  McGraw-Hill Companies Inc. .....    12,215,000
    370,000  Media General Inc., Cl. A ......    22,884,500
     80,000  Meredith Corp. .................     3,740,000
    135,000  New York Times Co., Cl. A ......     4,938,300
  4,837,400  News Corp., Cl. A ..............    81,848,808
     24,000  News Corp., Cl. B ..............       422,640
    700,000  PRIMEDIA Inc.+ .................     3,045,000
    195,000  Pulitzer Inc. ..................    12,427,350
    250,000  Reader's Digest Association Inc.     4,327,500
    248,000  Scripps (E.W.) Co., Cl. A ......    12,090,000
     68,614  Seat Pagine Gialle SpA .........        28,596

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             PUBLISHING (CONTINUED)
    120,000  Thomas Nelson Inc. .............$    2,838,000
    300,000  Tribune Co. ....................    11,961,000
     20,000  VNU NV .........................       583,332
                                             --------------
                                                186,173,014
                                             --------------
             REAL ESTATE -- 1.5%
    210,000  Catellus Development Corp. .....     5,596,500
    120,082  Florida East Coast
              Industries Inc. ...............     5,101,083
    100,000  Griffin Land & Nurseries Inc.+ .     2,600,000
    289,000  St. Joe Co. ....................    19,449,700
                                             --------------
                                                 32,747,283
                                             --------------
             RETAIL -- 3.6%
     40,000  Aaron Rents Inc. ...............       800,000
     60,750  Aaron Rents Inc., Cl. A ........     1,078,920
    160,000  Albertson's Inc. ...............     3,304,000
    400,000  AutoNation Inc.+ ...............     7,576,000
    136,000  Burlington Coat Factory
              Warehouse Corp. ...............     3,903,200
     20,250  Coldwater Creek Inc.+ ..........       374,220
      5,000  Costco Wholesale Corp. .........       220,900
    120,000  Kroger Co.+ ....................     1,923,600
      1,000  May Department Stores Co. ......        37,020
    660,000  Neiman Marcus Group Inc., Cl. B     59,565,000
                                             --------------
                                                 78,782,860
                                             --------------
             SPECIALTY CHEMICALS -- 1.6%
     30,000  E.I. du Pont de Nemours and Co.      1,537,200
    450,000  Ferro Corp. ....................     8,469,000
    105,000  Fuller (H.B.) Co. ..............     3,045,000
    130,000  General Chemical Group Inc.+ ...         3,120
     80,000  Great Lakes Chemical Corp. .....     2,569,600
    310,000  Hercules Inc.+ .................     4,491,900
     38,000  International Flavors
              & Fragrances Inc. .............     1,501,000
    160,000  Material Sciences Corp.+ .......     2,152,000
    650,000  Omnova Solutions Inc.+ .........     3,490,500
    350,000  Sensient Technologies Corp. ....     7,546,000
                                             --------------
                                                 34,805,320
                                             --------------
             TELECOMMUNICATIONS -- 6.0%
     62,000  ALLTEL Corp. ...................     3,400,700
    120,000  AT&T Corp. .....................     2,250,000
     14,000  Brasil Telecom
              Participacoes SA, ADR .........       457,100
    260,000  BT Group plc ...................     1,009,694
     30,000  BT Group plc, ADR ..............     1,168,200
    420,000  CenturyTel Inc. ................    13,792,800
    600,000  Cincinnati Bell Inc.+ ..........     2,550,000
    290,000  Citizens Communications Co. ....     3,752,600
    300,000  Commonwealth Telephone
              Enterprises Inc.+ .............    14,142,000
     80,000  Deutsche Telekom AG, ADR+ ......     1,596,800
     35,000  France Telecom SA, ADR .........     1,045,450

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
  2,750,000  Qwest Communications
              International Inc.+ ...........$   10,175,000
    776,550  Rogers Communications Inc.,
              Cl. B, New York ...............    21,153,222
     10,000  Rogers Communications Inc.,
              Cl. B, Toronto ................       272,216
    160,000  SBC Communications Inc. ........     3,790,400
    940,000  Sprint Corp. ...................    21,385,000
     10,000  Swisscom AG, ADR ...............       367,800
     75,403  Tele Norte Leste
              Participacoes SA, ADR+ ........     1,166,484
  1,498,435  Telecom Italia SpA .............     5,681,556
    288,000  Telecom Italia SpA, ADR ........    10,869,120
     95,000  Telefonica SA, ADR .............     4,937,150
     10,000  Telefonica SA, BDR .............       174,157
     20,000  Telefonos de Mexico
              SA de CV, Cl. L, ADR ..........       690,600
    205,000  Verizon Communications Inc. ....     7,277,500
                                             --------------
                                                133,105,549
                                             --------------
             TRANSPORTATION -- 0.1%
     85,000  AMR Corp.+ .....................       909,500
     55,000  Grupo TMM SA, Cl. A, ADR+ ......       168,300
      4,000  Kansas City Southern+ ..........        77,040
      4,000  Providence & Worcester
              Railroad Co. ..................        53,200
                                             --------------
                                                  1,208,040
                                             --------------
             WIRELESS COMMUNICATIONS -- 3.5%
     65,000  America Movil SA
              de CV, Cl. L, ADR .............     3,354,000
    100,000  Nextel Communications Inc.,
              Cl. A+ ........................     2,842,000
     70,000  Nextel Partners Inc., Cl. A+ ...     1,537,200
  1,700,000  O2 plc+ ........................     3,830,998
     72,000  Price Communications Corp.+ ....     1,260,000
     10,019  Tele Centro Oeste Celular
              Participacoes SA, ADR .........        99,288
        776  Tele Leste Celular
              Participacoes SA, ADR+ ........         6,612
      1,350  Tele Norte Celular
              Participacoes SA, ADR .........         9,045
  1,750,000  Telecom Italia Mobile SpA ......    11,716,876
      3,375  Telemig Celular
              Participacoes SA, ADR .........        97,706
    592,000  Telephone and Data Systems Inc.     48,307,200
     33,764  Telesp Celular
              Participacoes SA, ADR+ ........       201,909
     13,001  Tim Participacoes SA, ADR ......       195,145
     62,500  United States Cellular Corp.+ ..     2,851,875
     12,000  Vodafone Group plc, ADR ........       318,720
                                             --------------
                                                 76,628,574
                                             --------------
             TOTAL COMMON STOCKS ............ 2,158,264,094
                                             --------------
             PREFERRED STOCKS -- 0.2%
             AEROSPACE -- 0.2%
     29,500  Northrop Grumman Corp.,
              7.000% Cv. Pfd., Ser. B .......     3,835,000
                                             --------------
             WIRELESS COMMUNICATIONS -- 0.0%
 10,438,235  Telesp Celular
              Participacoes SA, Pfd.+ .......        24,942
                                             --------------
             TOTAL PREFERRED STOCKS .........     3,859,942
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
  AMOUNT                                           VALUE*
 ---------                                         ------
             CONVERTIBLE CORPORATE BONDS -- 0.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,500,000  Pep Boys - Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 ..............$    1,526,250
  1,000,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09 ..............       930,000
                                             --------------
                                                  2,456,250
                                             --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
    500,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ..............       558,125
                                             --------------
             BUSINESS SERVICES -- 0.1%
  1,000,000  Trans-Lux Corp., Sub. Deb. Cv.,
              7.500%, 12/01/06 ..............     1,015,000
                                             --------------
             CABLE AND SATELLITE -- 0.0%
  1,000,000  Charter Communications Inc., Cv.,
              4.750%, 06/01/06 ..............       952,500
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
  2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 ..............     2,057,500
  1,000,000  Nortel Networks Corp., Cv.,
              4.250%, 09/01/08 ..............       930,000
  1,000,000  TriQuint Semiconductor Inc.,
              Sub. Deb. Cv.,
              4.000%, 03/01/07 ..............       966,250
                                             --------------
                                                  3,953,750
                                             --------------
             ELECTRONICS -- 0.0%
    500,000  Oak Industries Inc.,
              Sub. Deb. Cv.,
              4.875%, 03/01/08 ..............       520,000
                                             --------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS ...............     9,455,625
                                             --------------
             U.S. GOVERNMENT OBLIGATIONS -- 1.9%
 41,375,000  U.S. Treasury Bills,
              2.379% to 2.823%++,
              04/14/05 to 07/07/05 ..........    41,187,556
                                             --------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097  Lucent Technologies Inc.
              Warrants expires 12/10/07+ ....$          735
                                             --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $1,194,569,628) .........$2,212,767,952
                                             ==============
------------------
              For Federal tax purposes:
              Aggregate cost ................$1,194,569,628
                                             ==============
              Gross unrealized appreciation .$1,048,313,478
              Gross unrealized depreciation .   (30,115,154)
                                             --------------
              Net unrealized appreciation
               (depreciation) ...............$1,018,198,324
                                             ==============

------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $11,369,769 or 0.5% of total net assets.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $172,000 or 0.01% of total net assets.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 BDR - Brazilian Depository Receipt.
 CVO - Contingent Value Obligation.
 GDR - Global Depository Receipt.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer
                                    and Principal Financial Officer

Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.